                                                             File No. 333-123016
                                                                       811-04997

   As filed with the U.S. Securities and Exchange Commission on April 12, 2005

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [X] Post-Effective Amendment No. __2__
                        (Check appropriate box or boxes)

                          DELAWARE GROUP EQUITY FUNDS V
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:  As soon as practicable after this
Registration  Statement  becomes  effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, no par value, of Delaware  Dividend Income Fund, a series of the Registrant.  No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

The definitive Proxy  Statement/Prospectus dated April 6, 2005 contained in Part
A of Registrant's  Post-Effective  Amendment No. 1 to its Registration Statement
that was filed on April 8, 2005 pursuant to Rule 485(b) of the Securities Act of
1933, as amended [Accession No. 0000950116-05-001330], is incorporated herein by reference in its entirety.

                                     PART B

The Statement of Additional Information ("SAI") dated April 6, 2005 contained in
Part B of  Registrant's  Post-Effective  Amendment  No.  1 to  its  Registration
Statement  that was  filed  on April 8,  2005  pursuant  to Rule  485(b)  of the
Securities  Act of 1933, as amended  [Accession  No.  0000950116-05-001330],  is incorporated herein by reference with the following amendment:

The first page to the SAI dated April 6, 2005 of Delaware  Dividend  Income Fund is replaced with the following:

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                          DELAWARE DIVIDEND INCOME FUND
                                   a series of
                          DELAWARE GROUP EQUITY FUNDS V

                              Dated April 12, 2005

                                 Acquisition of
                       Substantially all of the Assets of
               LINCOLN NATIONAL CONVERTIBLE SECURITIES FUND, INC.

                  By and in exchange for Class A shares of the
                         DELAWARE DIVIDEND INCOME FUND,
                   (a series of Delaware Group Equity Funds V)

     This Statement of Additional  Information (SAI) relates specifically to the proposed  exchange  of  substantially  all of the  assets  of  Lincoln  National
Convertible Securities Fund, Inc. for Class A shares of Delaware Dividend Income
Fund.

     This SAI consists of this Cover Page and the following  documents,  each of which is attached or incorporated by reference to, and is legally  considered to be a part of, this SAI:

          1.   The Statement of Additional  Information of Delaware Group Equity
               Funds V, for its series Delaware  Dividend Income Fund,  Delaware
               Small Cap  Contrarian  Fund and  Delaware  Small Cap Value Fund -
               Class A, B, C, R and Institutional Class dated March 30, 2005, as previously filed via EDGAR is incorporated herein by reference to the  Registrant's  Post-Effective  Amendment  No. 34 on Form N-1A
               [Accession No. 0000950116-05-001195] filed on March 31, 2005, and will be mailed to all shareholders who request this SAI.

          2.   The Annual Report of Delaware Dividend Income Fund for the fiscal year ended November 30, 2004, as previously  filed via EDGAR,  is incorporated by reference to the  Registrant's  N-CSR  [Accession
               No.  0000950116-05-000406]  filed  February  4,  2005 and will be mailed to all shareholders requesting this SAI.

          3.   The Annual  Report of  Lincoln  National  Convertible  Securities
               Fund, Inc. (the "Company") for the fiscal year ended December 31,
               2004, as previously filed via EDGAR, is incorporated by reference to the Company's N-CSR [Accession No. 0000950116-05-000825] filed on  February  28,  2005 and will be  mailed  to all  shareholders requesting this SAI.

          4.   Pro Forma Combining  Financial  Statements for the Reorganization
               of  Lincoln  National  Convertible  Securities  Fund,  Inc.  into
               Delaware Dividend Income Fund is incorporated herein by reference to Part B of Registrant's  Post-Effective  Amendment No. 1 to its
               Registration  Statement  that was filed on April 8, 2005 pursuant to  Rule  485(b)  of the  Securities  Act  of  1933,  as  amended
               [Accession No. 0000950116-05-001330].

     This SAI is not a Prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus   dated   April  6,  2005,   relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by  calling  1-800-523-1918  or  by  writing  to  Delaware
Dividend Income Fund,  Account Services,  2005 Market Street,  Philadelphia,  PA
19103.
---------------------------------------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Insofar as indemnification  for liabilities  arising under  the  Securities  Act of  1933  may be  permitted  to  trustees, officers and  controlling  persons of the  Registrant  pursuant to the
          Agreement and  Declaration of Trust,  the By-Laws,  or otherwise,  the
          Registrant  has been advised that in the opinion of the Securities and
          Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities (other than the  payment  by the  Registrant  of  expenses  incurred  or paid by a trustee,  officer  or  controlling  person  of the  Registrant  in the successful  defense of any action,  suit or proceeding) is asserted by such trustee,  officer or  controlling  person in connection  with the shares being registered, the Registrant will, unless in the opinion of its  counsel  the matter has been  settled by  controlling  precedent, submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following  exhibits are incorporated by reference to the  previously  filed  documents as indicated  below,  except Exhibit
          14(a):

          (1) Copies of the charter of the Registrant as now in effect;

               (a)  Agreement and  Declaration  of Trust  (December 17, 1998) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 24 filed November 22, 1999.

               (b)  Certificate  of Trust  (December  17, 1998) is  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 24 filed November 22, 1999.

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  Amended  and   Restated   By-Laws   (August  19,   2004)  is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Form of Agreement and Plan of Reorganization is incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 1 to its  Registration  Statement  on Form N-14 that was filed on April 8, 2005.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust is  incorporated  into this filing by reference to Post-Effective  Amendment No. 24 filed November 22, 1999.

               (b)  Amended  and  Restated  By-Laws.  Article II of Amended  and
                    Restated  By-Laws  is  incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment No. 33 filed January
                    28, 2005.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of each Fund is  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 28 filed March 31, 2001.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Executed  Distribution  Agreement  (May  15,  2003)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Fund, is incorporated  into this filing by reference to
                    Post-Effective Amendment No. 32 filed January 30, 2004.

               (b)  Executed Second Amended and Restated Financial  Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on  behalf  of the  Registrant,  is  incorporated  into this filing by reference to Post-Effective Amendment No. 32 filed
                    January 30, 2004.

               (c)  Dealer's  Agreement (January 2001) is incorporated into this filing by reference to Post-Effective Amendment No. 28 filed
                    March 31, 2001.

               (d)  Vision  Mutual Fund  Gateway  Agreement  (November  2000) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 31, 2003.

               (e)  Registered  Investment  Advisers Agreement (January 2001) is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 30 filed January 31, 2003.

               (f)  Bank/Trust Agreement (August 2004) is incorporated into this filing by reference to Post-Effective Amendment No. 33 filed
                    January 28, 2005.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not  Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed Custodian Agreement (May 1, 1996) between JP Morgan
                    Chase Bank and the Registrant,  on behalf of Small Cap Value
                    Fund (formerly known as the Value Fund) is incorporated into this filing by reference to Post-Effective  Amendment No. 28 filed March 31, 2001.

                    (i)  Executed  Amendment  to  Custodian  Agreement  (July 1,
                         2001)  between JP Morgan Chase Bank and the  Registrant
                         is  incorporated  into  this  filing  by  reference  to
                         Post-Effective Amendment No. 30 filed January 31, 2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of Custodian Agreement between JP Morgan Chase Bank and
                         the  Registrant  is  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  32 filed
                         January 30, 2004.

                    (iii)Executed   Letter   (November  29,  1996)  to  add  the
                         Dividend Income Fund (formerly  Retirement Income Fund)
                         to the Custodian  Agreement between JPMorgan Chase Bank
                         and the  Registrant  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  21 filed
                         October 2, 1998.

                    (iv) Executed  Letter  (December 1998) to add Small Cap Core
                         Fund  (formerly  Small  Cap  Contrarian  Fund)  to  the
                         Custodian Agreement between JPMorgan Chase Bank and the
                         Registrant  incorporated  into this filing by reference
                         to  Post-Effective  Amendment  No. 29 filed January 31,
                         2002.

               (b)  Executed  Securities  Lending Agreement  (December 22, 1998)
                    between JPMorgan Chase Bank and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 28 filed March 31, 2001.

                    (i)  Executed  Amendment  to  Securities  Lending  Agreement
                         (October  1,  2002)  incorporated  into this  filing by
                         reference  to  Post-Effective  Amendment  No.  30 filed
                         January 31, 2003.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of Securities  Lending Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 32 filed
                         January 30, 2004.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plans  under  Rule  12b-1  for Class A (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (b)  Plans  under  Rule  12b-1  for Class B (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (c)  Plans  under  Rule  12b-1  for Class C (April  19,  2001) is incorporated into this filing by reference to Post-Effective
                    Amendment No. 29 filed January 31, 2002.

               (d)  Plan  under  Rule  12b-1  for  Class  R  (May  1,  2003)  is incorporated into this filing by reference to Post-Effective
                    Amendment No. 31 filed May 7, 2003.

               (e)  Plan under Rule 18f-3 is  incorporated  into this  filing by reference to  Post-Effective  Amendment  No. 31 filed May 7,
                    2003.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion  of  counsel  is  incorporated  into this  filing by reference  to  Post-Effective  Amendment  No.  24  filed  on
                    November 22, 1999.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Form of Tax  opinion  is  incorporated  into this  filing by reference to Post-Effective  Amendment No. 1 to Registrant's filing on Form N-14 filed on April 8, 2005.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf of each  Fund is  incorporated  into  this  filing by reference to  Post-Effective  Amendment No. 29 filed January
                    31, 2002.

                    (i)  Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder  Services  Agreement  incorporated  is into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 32 filed January 30, 2004.

                    (ii) Executed   Schedule  B   (December   2,  2004)  to  the
                         Shareholder  Services  Agreement is  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 33 filed January 28, 2005.

               (b)  Executed Delaware Family of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund is  incorporated  into this filing by reference to Post-Effective  Amendment No. 17 filed January 28, 1997.

                    (i)  Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Family   of  Funds   Fund   Accounting   Agreement   is
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 30 filed January 31, 2003.

                    (ii) Executed Amendment No. 27 (October 1, 2003) to Schedule
                         A of Delaware Family of Funds Fund Accounting Agreement
                         is  incorporated  into  this  filing  by  reference  to
                         Post-Effective Amendment No. 32 filed January 30, 2004.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               (a)  Consent of Ernst  &  Young LLP,  Independent  Registered
                    Public Accounting Firm for the Registrant, is electronically filed herewith as Exhibit No. EX-99(14)(a).

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not  Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Trustees'  Powers  of  Attorney  is  incorporated  into this filing by reference  to  Post-Effective  Amendment  No. 1 to
                    Registrant's filing on Form N-14 filed on April 8, 2005.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for Delaware  Investments  Family of Funds is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

               (b)  Code of Ethics for Delaware  Management Company, a series of
                    Delaware    Management    Business   Trust,   and   Delaware
                    Distributors,  L.P.,  is  incorporated  into this  filing by reference to  Post-Effective  Amendment No. 33 filed January
                    28, 2005.

               (c)  Code of Ethics for Lincoln Financial  Distributors,  Inc. is
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 33 filed January 28, 2005.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3)  The  undersigned  Registrant  agrees  to file  by  Post-Effective
               Amendment the opinion of counsel  regarding the tax  consequences of the proposed  reorganization  required by Item 16 (12) of Form
               N-14 within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     As required by the  Securities  Act of 1933,  as amended  (the  "Securities
Act"), this Registration  Statement has been signed on behalf of the Registrant, in the City of  Philadelphia,  and the  Commonwealth of Pennsylvania on the 12th
day of April, 2005.

                                      DELAWARE GROUP EQUITY FUNDS V

                                      By:  /s/ Jude T. Driscoll
                                           Jude T. Driscoll
                                           Chairman

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

      Signature                        Title                           Date

/s/ Jude T. Driscoll          Chairman/President/                 April 12, 2005
Jude T. Driscoll              Chief Executive Officer
                              (Principal Executive Officer)
                              and Trustee

/s/ Thomas L. Bennett*        Trustee                             April 12, 2005
Thomas L. Bennett

/s/ John A. Fry*              Trustee                             April 12, 2005
John A. Fry

/s/ Anthony D. Knerr*         Trustee                             April 12, 2005
Anthony D. Knerr

/s/ Lucinda S. Landreth*      Trustee                             April 12, 2005
Lucinda S. Landreth

/s/ Ann R. Leven*             Trustee                             April 12, 2005
Ann R. Leven

/s/ Thomas F. Madison*        Trustee                             April 12, 2005
Thomas F. Madison

/s/ Janet L. Yeomans*         Trustee                             April 12, 2005
Janet L. Yeomans

/s/ J. Richard Zecher*        Trustee                             April 12, 2005
J. Richard Zecher

/s/ Michael P. Bishof*        Senior Vice President/              April 12, 2005
Michael P. Bishof             Chief Financial Officer
                              (Principal Accounting Officer)

                                     * By:  /s/ Jude T. Driscoll
                                            Jude T. Driscoll
                                            Attorney-in-Fact
                             (Pursuant to Powers of Attorney herewith filed)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                   Form N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.                Exhibit
-----------                -------

EX-99.14(a)                Consent of Ernst & Young LLP, Independent
                           Registered Public Accounting Firm